Subsequent Events - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, SGD in Thousands, $ in Thousands, ¥ in Millions									1 Months Ended
	Jan. 06, 2017 $ / shares	Dec. 23, 2016 USD ($)	Dec. 08, 2016 USD ($)	Dec. 08, 2016 CNY (¥) ¥ / shares shares	Nov. 29, 2016 $ / shares	Jun. 24, 2015	Jun. 22, 2015 CNY (¥)	Jul. 02, 2008	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥) ¥ / shares shares	Jan. 25, 2017 USD ($)	Jan. 25, 2017 CNY (¥)	Dec. 23, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Nov. 30, 2016 SGD	Sep. 30, 2016 USD ($) $ / shares		May 31, 2016 USD ($)	May 31, 2016 SGD	Jan. 06, 2016 $ / shares	Sep. 30, 2015 $ / shares	Apr. 18, 2008 $ / shares shares
Subsequent Event [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares | shares																						11,652,556
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent								5.00%
Ordinary shares, par value | $ / shares																$ 0.0001					$ 0.0001	$ 0.0001
Dividends payable, amount per share | $ / shares																				$ 0.225
Line of credit facility, maximum borrowing capacity | ¥							¥ 300.0
Line of credit facility , interest rate							3.625%
Term deposit used as collateral | $																$ 15,542
Line of credit facility, effective period						3 years
Amdon Consulting Pte Ltd ("Amdon")
Subsequent Event [Line Items]
Equity ownership interest																		8.18%	8.18%
Cost method investments																$ 658	[1]	$ 658	SGD 900
Subsequent Event
Subsequent Event [Line Items]
Dividends payable, date declared					Nov. 29, 2016
Dividends payable, amount per share | $ / shares					$ 0.1125
Dividends payable, date of record					Jan. 06, 2017
Ordinary shares	Four ordinary shares
Cash dividend per ordinary share | $ / shares	$ 0.45
Dividend fees to Deutsche Bank | $ / shares	$ 0.02
Dividends payable, date of record	Jan. 13, 2017
Line of credit facility, maximum borrowing capacity | $		$ 14,900
Line of credit facility , interest rate		1.997%
Term deposit used as collateral | $		$ 1,740
Line of credit facility, maximum borrowing capacity | $		$ 15,000
Line of credit facility, effective period		12 months
Subsequent Event | Nurselink International Limited
Subsequent Event [Line Items]
Equity method investment, ownership percentage														7.242%	7.242%
Equity method investment | $														$ 911
Subsequent Event | Amdon Consulting Pte Ltd ("Amdon")
Subsequent Event [Line Items]
Equity ownership interest														6.82%	6.82%
Cost method investments														$ 658	SGD 900
Subsequent Event | Hangzhou Wanting
Subsequent Event [Line Items]
Equity method investment, ownership percentage											10.00%	10.00%
Equity method investment											$ 2,400	¥ 16.0
Subsequent Event | Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Subsequent Event [Line Items]
Term deposit used as collateral		$ 17,500											¥ 116.7
Subsequent Event | Zhengbao Yucai
Subsequent Event [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the New Plan, percent			40.50%	40.50%					40.50%	40.50%
Ordinary shares, par value | ¥ / shares										¥ 1.91
Equity ownership percentage, owned by parent				60.10%
Combined equity interest percentage				59.50%
Subsequent Event | Zhengbao Yucai | Revised Plan
Subsequent Event [Line Items]
Ordinary shares, par value | ¥ / shares				¥ 1.99
Equity ownership percentage, owned by parent				35.80%
Subsequent Event | Zhengbao Yucai | Revised Plan | Mr.Zhengdong Zhu | Chairman and Chief Executive Officer
Subsequent Event [Line Items]
Percent of equity interest for subscription			63.80%	63.80%
Subsequent Event | Zhengbao Yucai | Prior Plans
Subsequent Event [Line Items]
Ordinary shares, par value | ¥ / shares				¥ 1.91
Total fund raised by share issuance | ¥				¥ 80.0
Subsequent Event | Zhengbao Yucai | Prior Plans | Independent Director Two | Mr.Liankui Hu
Subsequent Event [Line Items]
Percent of equity interest for subscription			24.60%	24.60%
Subsequent Event | Maximum | Zhengbao Yucai
Subsequent Event [Line Items]
Maximum number of ordinary shares that may be issued pursuant to the Prior Plan, shares | shares				41,880,000						41,880,000
Total fund raised by share issuance									$ 11,429	¥ 80.0
Subsequent Event | Maximum | Zhengbao Yucai | Revised Plan
Subsequent Event [Line Items]
Total fund raised by share issuance			$ 11,900	¥ 83.3

[1]	In May 2016, the Group invested Singapore Dollar ("S$") 0.9 million (US$658) in preferred shares representing a 8.18% interest in Amdon, a Singapore based e-learning solution provider. The Group further committed to invest an additional S$0.9 million (US$658) for an additional 6.82% interest upon Amdon meeting certain revenue criteria. The fair value of Amdon's equity interest was not readily determinable and the Group did not have the ability to exercise significant influence over the operating and financial policies of Amdon. As a result, the investment was accounted for as a cost method investment.